MERRILL LYNCH
                                                               GLOBAL UTILITY
                                                               FUND, INC.

                               [GRAPHIC OMITTED]

                                                       STRATEGIC
                                                               Performance

                                                               Quarterly Report
                                                               February 28, 1998

MERRILL LYNCH GLOBAL UTILITY FUND, INC.

Sector
Diversification
As a Percentage of
Equities as of
February 28, 1998

   [The following table was depicted as a pie chart in the printed material.]

Telecommunications             49.5%
Utilities -- Electric          34.6%
Utilities -- Gas               15.0%
Utilities -- Water              4.5%

Geographical
Diversification
As a Percentage of
Equities as of
February 28, 1998

   [The following table was depicted as a pie chart in the printed material.]

Europe                         41.1%
United States                  37.3%
Americas (Ex-US)               13.1%
Asia/Pacific Basin              8.2%

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1998

DEAR SHAREHOLDER

During the quarter ended February 28, 1998, investors focused on the implications that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity. Industrial activity is beginning to slow, but the slowdown has not spread to other sectors of the economy.

The Federal Open Market Committee did not ease monetary policy at its meeting in early February. Subsequently, in his Humphrey-Hawkins testimony before Congress, Federal Reserve Board Chairman Alan Greenspan indicated that monetary policy might remain steady for some time. This raised concerns among US bond investors who had expected imminent monetary policy easing. As 1998 progresses, it is likely that investor focus will remain on developments in Asia, their potential impact on the US economy, and the Federal Reserve Board's response to them.

Portfolio Matters

For the three-month period ended February 28, 1998, the overall performance of global international equities was positive relative to that of domestic utility equities. Moreover, foreign utility stocks kept pace with the broad market in the United States, but underperformed the broader world averages. For the quarter ended February 28, 1998, the unmanaged benchmark Financial Times/Standard & Poor's (FT/S&P)--Actuaries World Utility Index rose 10.34%, slightly outperforming the unmanaged S&P 500 Index, which had a total return of +10.25%. Merrill Lynch Global Utility Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +10.43%, +10.20%, +10.20% and +10.38%, respectively, for the quarter ended February 28, 1998. The Fund's Class A and Class D Shares' total returns outperformed the unmanaged benchmark Index, while all of the Fund's classes of shares outperformed the Lipper Utility Fund's Average total return of +8.08% for the 105 funds tracked during the February quarter. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance results, including average annual total returns, see pages 4 and 5 of this report to shareholders.)

The principal factor affecting the Fund's returns during the February quarter was the strong performance of the European-based utility stocks. As of February 28, 1998, approximately 41.4% of the Fund's net assets was invested in Europe. Of the Fund's European exposure, 23.7% was invested in the telecommunications sector, 3.9% in water, 3.5% in natural gas and 9.9% in electric utilities. The strongest performance came from the telecommunications sector followed by water, electrics and natural gas. As of January 1, 1998, Europe's voice telecommunications sector was liberalized. This means that, in time, customers will be given a choice of the provider they use to supply them with basic voice telephone service. It is expected that the transition from a monopolistic environment to a competitive one will be more evolutionary than revolutionary. The penetration of wireline service in Europe is below that of the United States, and opportuni ties exist for basic market growth. Moreover, the prospects for higher penetration of service in terms of line growth and minutes is greater in southern Europe than it is in northern Europe. Penetration in most northern European countries is already close to that of the United States. Furthermore, the rates charged to customers for basic local telephone service and long distance service still need to be rebalanced in many countries in Europe. Extensions for the implementation of market liberalization have been granted to some countries in the region so that the rebalancing of rates can take place over a politically acceptable time period. The Fund is positioned with the bulk of its European net assets invested in southern European telephone companies. However, it is important to note that the potential for cost-cutting exists throughout Europe, which may additionally benefit earnings growth.

Overall, as of February 28, 1998, the Fund's net assets were spread across 78 companies in 22 countries. The majority of the Fund's net assets was in foreign-based utility stocks. The European region - Italy, Spain, the United Kingdom and France accounted for the highest concentration of the Fund's net assets. These markets have benefited from declining interest rates and better growth prospects. The Asia/Pacific region had the smallest concentration of the Fund's net assets, at 8.2% as of February 28, 1998. At February quarter-end, Australia and New Zealand accounted for 65% of the Fund's weighting in the region, or 5.4% of net assets. The remaining positions in the region were spread across five different countries, with the Philippines being the largest at 1.4% of net assets.

Several transactions were made during the February quarter. We added six new positions to the Fund's portfolio, reduced our holdings in 12 companies, and eliminated two small holdings. The six new positions included the purchase of two domestic natural gas companies, one US-based electric utility company, a domestic water company and two foreign telecommunications companies.

We initiated a position in Philadelphia Suburban Corporation, a regulated public utility engaged in the water sector, servicing approximately 302,000 residential, industrial, commercial, public and other customers. The population of the company's service territory is approximately 900,000. The service territory is primarily residential suburban, nearly all contiguous, and is nearly completely metered. The company is able to grow through its existing properties as well as through continued acquisitions of neighboring properties.

We also added TECO Energy, Inc., a Florida-based diversified energy-related utility holding company, to the Fund. The company's principal business is Tampa Electric Company. Tampa Electric provides electric service to around a half a million retail customers in west-central Florida, a fast-growing service territory. The company derives approximately 20% of its revenues, about one-third of its income and most of its earnings growth from non-utility sources. Growth from the non-utility businesses is expected to accelerate.

We purchased shares of Enron Corporation, an integrated natural gas and electricity company based in Houston, Texas. The company operates both domestically and internationally. In addition, we also initiated a position in The Williams Companies, Inc. The company not only transports natural gas, it is also moving toward being a significant participant in the telecommunications market through fiber optics.

We added shares of Nippon Telegraph and Telephone Corporation (NTT) to the portfolio, which is the largest provider of telecommunications services in Japan. Opportunities for this company to cut costs are significant. We also added Telstra Corporation Ltd., a telephone company, to the Fund. Other than Australian Gas Light Company, Ltd., which is a significant Fund holding, Telstra is the only other "pure" utility in the Australian market. The company is undergoing a restructuring which is resulting in lower operating costs and higher profits. Moreover, the company has performed well in a market that is becoming more competitive.

In Conclusion

We thank you for your investment in Merrill Lynch Global Utility Fund, Inc., and we look forward to discussing our investment strategy and outlook with you in our next report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and Portfolio Manager

March 27, 1998


                                      2 & 3

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                     12 Month      3 Month     Since Inception
                                                   Total Return  Total Return   Total Return
==============================================================================================
ML Global Utility Fund, Inc. Class A Shares           +27.22%       +10.43%       +156.18%
----------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class B Shares           +26.26        +10.20        +142.40
----------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class C Shares           +26.16        +10.20        + 72.43
----------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class D Shares           +26.93        +10.38        + 75.73
----------------------------------------------------------------------------------------------

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A and Class B Shares, 12/28/90; and Class C and Class D Shares, 10/21/94.

Average Annual Total Return

                                     % Return Without      % Return With
                                       Sales Charge          Sales Charge**
   ======================================================================
   Class A Shares*
   ======================================================================
   Year Ended 12/31/97                    +24.11%              +19.14%
   ----------------------------------------------------------------------
   Five Years Ended 12/31/97              +14.40               +13.47
   ----------------------------------------------------------------------
   Inception (12/28/90)
   through 12/31/97                       +13.66               +13.00
   ----------------------------------------------------------------------
  *Maximum sales charge is 4%.
 **Assuming maximum sales charge.

                                         % Return             % Return
                                       Without CDSC          With CDSC**
   ======================================================================
   Class B Shares*
   Year Ended 12/31/97                    +23.13%              +19.13%
   ======================================================================
   Five Years Ended 12/31/97              +13.53               +13.53
   ----------------------------------------------------------------------
   Inception (12/28/90)
   through 12/31/97                       +12.78               +12.78
   ----------------------------------------------------------------------
  *Maximum contingent deferred sales charge is 4% and is reduced to 0% after
   4 years.
 **Assuming payment of applicable contingent deferred sales charge.

                                         % Return             % Return
                                       Without CDSC          With CDSC**
   ======================================================================
   Class C Shares*
   ======================================================================
   Year Ended 12/31/97                    +23.11%              +22.11%
   ----------------------------------------------------------------------
   Inception (10/21/94)
   through 12/31/97                       +17.02               +17.02
   ----------------------------------------------------------------------
  *Maximum contingent deferred sales charge is 1% and is reduced to 0% after
   1 year.
 **Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without       % Return With
                                       Sales Charge        Sales Charge**
   ======================================================================
   Class D Shares*
   ======================================================================
   Year Ended 12/31/97                    +23.82%              +18.86%
   ----------------------------------------------------------------------
   Inception (10/21/94)
   through 12/31/97                       +17.69               +16.19
   ----------------------------------------------------------------------
  *Maximum sales charge is 4%.
 **Assuming maximum sales charge.


                                      4 & 5

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1998

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                          (in US dollars)
--------------------------------------------------------------------------------

                                     Shares                                                                               Percent of
COUNTRY      Industries               Held              Common Stocks & Warrants                    Cost         Value    Net Assets
====================================================================================================================================
Argentina    Telecommunications     150,000  Telecom Argentina STET S.A. (ADR)(b)               $ 2,975,145  $ 5,503,125     1.5%
                                    115,000  Telefonica de Argentina S.A. (ADR)(b)                2,729,106    4,140,000     1.1
                                                                                                -----------  -----------    ----
                                                                                                  5,704,251    9,643,125     2.6
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Electric      6,600  Central Costanera S.A. (ADR)(b)                        158,400      206,020     0.1
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Argentina                     5,862,651    9,849,145     2.7
================================================================================================================================
Australia    Telecommunications     548,000  Telstra Corporation Ltd.                             1,068,597    1,459,594     0.4
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Gas       2,000,000  The Australian Gas & Light Co., Ltd.                 5,280,752   15,940,080     4.4
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Australia                     6,349,349   17,399,674     4.8
================================================================================================================================
Austria      Utilities--Gas          41,820  Energie-Versorgung Niederoesterreich AG (EVN)        3,050,014    5,904,232     1.6
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Austria                       3,050,014    5,904,232     1.6
================================================================================================================================
Brazil       Telecommunications      45,000  Telecomunicacoes Brasileiras S.A.--Telebras
                                             (ADR)(b)                                             2,176,897    5,509,688     1.5
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Electric    300,000  Companhia Paranaense de Energia (Copel) (ADR)(b)     5,400,000    3,825,000     1.1
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Brazil                        7,576,897    9,334,688     2.6
================================================================================================================================
Canada       Telecommunications     109,200  BC Telecom, Inc.                                     2,011,806    3,703,191     1.0
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Electric    369,100  Nova Scotia Power Co.                                3,476,309    4,928,943     1.4
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Gas         200,000  Transcanada Pipeline Co. Ltd. (ADR)(b)               3,147,485    4,512,500     1.2
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Canada                        8,635,600   13,144,634     3.6
================================================================================================================================
Chile        Telecommunications     113,750  Compania de Telefonos de Chile S.A. (ADR)(b)         2,101,127    3,113,906     0.8
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Electric     86,444  Chilgener S.A. (ADR)(b)                              2,023,851    2,074,656     0.6
                                    105,600  Distribuidora Chilectra Metropolitana S.A.
                                             (ADR)(b)                                             1,309,780    2,658,491     0.7
                                                                                                -----------  -----------    ----
                                                                                                  3,333,631    4,733,147     1.3
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Chile                         5,434,758    7,847,053     2.1
================================================================================================================================
Denmark      Telecommunications     160,000  Tele Danmark A/S (ADR)(b)                            3,764,160    5,220,000     1.4
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Denmark                       3,764,160    5,220,000     1.4
================================================================================================================================
France       Utilities--Water        91,074  Generale des Eaux S.A.                               9,841,922   14,338,355     3.9
                                     89,715  Generale des Eaux S.A. (Warrants)(a)                         0       89,936     0.0
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks & Warrants in France             9,841,922   14,428,291     3.9
================================================================================================================================
Germany      Telecommunications      24,300  Deutsche Telekom AG                                    462,162      490,848     0.1
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Electric     40,000  RWE Aktiengesellschaft                               1,799,334    2,212,302     0.6
                                      4,000  VIAG Aktiengesellschaft                              1,764,306    2,164,903     0.6
                                     70,000  Veba Aktiengesellschaft                              2,284,445    4,697,145     1.3
                                                                                                -----------  -----------    ----
                                                                                                  5,848,085    9,074,350     2.5
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Germany                       6,310,247    9,565,198     2.6
================================================================================================================================
Hong Kong    Utilities--Gas         144,050  The Hong Kong and China Gas Co. Ltd.                   178,364      258,628     0.1
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Hong Kong                       178,364      258,628     0.1
================================================================================================================================
Indonesia    Telecommunications       5,500  P.T. Indonesian Satellite Corp. (Indosat)
                                             (ADR)(b)                                               176,275       82,500     0.0
                                     29,600  P.T. Telekomunikasi Indonesia (Persero) (ADR)(b)       532,800      251,600     0.1
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Indonesia                       709,075      334,100     0.1
================================================================================================================================
Italy        Telecommunications   3,000,000  Telecom Italia Mobile S.p.A.                         2,137,108   13,731,685     3.8
                                  1,505,555  Telecom Italia S.p.A                                 2,746,349   10,246,395     2.8
                                  2,891,700  Telecom Italia S.p.A.
                                             (Registered Non-Convertible)                         5,447,174   14,044,522     3.8
                                                                                                -----------  -----------    ----
                                                                                                 10,330,631   38,022,602    10.4
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Gas       1,786,300  Italgas Torino S.p.A.                                5,169,953    6,802,764     1.9
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Italy                        15,500,584   44,825,366    12.3
================================================================================================================================
Japan        Telecommunications         290  Nippon Telegraph and Telephone Corporation (NTT)     2,475,448    2,666,667     0.7
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Japan                         2,475,448    2,666,667     0.7
================================================================================================================================
Mexico       Telecommunications      70,000  Telefonos de Mexico, S.A. de C.V. (ADR)(b)           3,786,552    3,548,125     1.0
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Mexico                        3,786,552    3,548,125     1.0
================================================================================================================================
New Zealand  Telecommunications      56,000  Telecom Corporation of New Zealand Ltd. (ADR)(b)     1,230,138    2,149,000     0.6
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in New Zealand                   1,230,138    2,149,000     0.6
================================================================================================================================
Peru         Telecommunications     195,000  Telefonica del Peru S.A. (ADR)(b)                    3,997,500    3,692,813     1.0
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Peru                          3,997,500    3,692,813     1.0
================================================================================================================================
Philippines  Telecommunications     188,000  Philippine Long Distance Telephone Co. (ADR)(b)      4,077,062    4,958,500     1.3
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Electric     96,330  Manila Electric Co. (MERALCO) 'B'                      497,246      288,747     0.1
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in the Philippines               4,574,308    5,247,247     1.4
================================================================================================================================
Portugal     Telecommunications     205,740  Portugal Telecom, S.A. (ADR)(b)                      4,576,844   10,827,068     3.0
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Electric     10,820  EDP--Electricidade de Portugal, S.A. (ADR)(b)          279,589      467,965     0.1
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Portugal                      4,856,433   11,295,033     3.1
================================================================================================================================
South Korea  Utilities--Electric    178,300  Korea Electric Power Corp. (KEPCO) (ADR)(b)          3,500,925    1,905,581     0.5
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in South Korea                   3,500,925    1,905,581     0.5
================================================================================================================================
Spain        Telecommunications     477,300  Telefonica de Espana, S.A.                           5,492,570   16,416,886     4.5
             -------------------------------------------------------------------------------------------------------------------
             Utilities--Electric    259,200  Empresa Nacional de Electricidad, S.A. (Endesa)
                                             (ADR)(b)                                             2,556,672    5,767,200     1.6
                                     46,000  HidroElectrica Del Cantabrico, S.A.                  1,553,961    1,965,020     0.5
                                    808,500  Iberdrola I, S.A.                                    4,998,321   11,696,440     3.2
                                                                                                -----------  -----------    ----
                                                                                                  9,108,954   19,428,660     5.3
             -------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks in Spain                        14,601,524   35,845,546     9.8
================================================================================================================================


                                      6 & 7

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1998

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)
--------------------------------------------------------------------------------

                                        Shares                                                                            Percent of
COUNTRY         Industries               Held              Common Stocks & Warrants                Cost         Value     Net Assets
====================================================================================================================================
United Kingdom  Telecommunications        671,000  British Telecommunications PLC             $  4,688,465  $  6,772,606     1.9%
                                          100,000  Vodafone Group PLC (ADR)(b)                   2,962,040     8,850,000     2.4
                                                                                              ------------  ------------   -----
                                                                                                 7,650,505    15,622,606     4.3
                ----------------------------------------------------------------------------------------------------------------
                Utilities--Electric       208,000  National Power PLC                            1,723,671     2,154,159     0.6
                                          370,000  PowerGen PLC                                  2,705,142     5,165,023     1.4
                                                                                              ------------  ------------   -----
                                                                                                 4,428,813     7,319,182     2.0
                                                   Total Common Stocks in the United Kingdom    12,079,318    22,941,788     6.3
================================================================================================================================
United States   Telecommunications         46,000  AT&T Corporation                              1,848,510     2,800,250     0.8
                                          140,000  Ameritech Corp.                               2,996,450     5,836,250     1.6
                                           47,616  Bell Atlantic Corporation                     2,819,654     4,273,536     1.2
                                           91,800  BellSouth Corp.                               2,702,773     5,599,800     1.5
                                          108,000  Frontier Corp.                                2,193,480     2,990,250     0.8
                                           85,000  GTE Corp.                                     3,145,450     4,600,625     1.3
                                           69,900  SBC Communications, Inc.                      2,939,711     5,286,188     1.4
                                           68,000  U S West Communications Group                 1,895,186     3,540,250     1.0
                                          108,000  WorldCom Inc.                                 3,572,937     4,124,250     1.1
                                                                                              ------------  ------------   -----
                                                                                                24,114,151    39,051,399    10.7
                ----------------------------------------------------------------------------------------------------------------
                Utilities--Electric       156,000  Allegheny Energy Corp.                        4,213,210     4,767,750     1.3
                                           87,200  Boston Edison Co.                             2,722,264     3,384,450     0.9
                                          166,962  CINergy Corp.                                 4,045,124     5,812,365     1.6
                                           84,200  Consolidated Edison Co. of New York           2,991,744     3,578,500     1.0
                                          118,900  DTE Energy Co.                                4,092,463     4,369,575     1.2
                                           95,250  Dominion Resources, Inc.                      3,965,452     3,798,094     1.0
                                           85,000  Duke Energy Co.                               3,180,276     4,722,812     1.3
                                           86,000  Edison International                          1,925,397     2,375,750     0.6
                                          168,300  GPU, Inc.                                     5,268,193     6,763,556     1.9
                                           75,200  Houston Industries, Inc.                      1,840,708     1,945,800     0.5
                                          257,600  NIPSCO Industries, Inc.                       3,953,788     6,617,100     1.8
                                          124,000  New Century Energies Corp.                    3,798,642     5,781,500     1.6
                                          106,000  New York State Electric & Gas Corp.           3,787,564     3,981,625     1.1
                                          140,500  PECO Energy Co.                               4,344,731     2,774,875     0.8
                                          183,000  PacifiCorp                                    3,657,980     4,426,312     1.2
                                           91,200  Southern Co.                                  2,022,770     2,251,500     0.6
                                           68,000  TECO Energy, Inc.                             1,789,080     1,789,250     0.5
                                          100,000  Texas Utilities Holding Co.                   3,506,000     4,043,750     1.1
                                                                                              ------------  ------------   -----
                                                                                                61,105,386    73,184,564    20.0
                ----------------------------------------------------------------------------------------------------------------
                Utilities--Gas             65,500  The Coastal Corp.                             1,741,062     4,167,437     1.2
                                           40,000  Enron Corporation                             1,842,108     1,880,000     0.5
                                           30,000  K N Energy, Inc.                              1,214,183     1,558,125     0.4
                                          130,000  Keyspan Energy Corporation                    3,371,550     4,623,125     1.3
                                           84,000  Questar Corp.                                 2,475,460     3,570,000     1.0
                                           74,300  Sonat, Inc.                                   2,229,714     3,204,187     0.9
                                           60,000  Williams Companies, Inc. (The)                1,978,230     1,961,250     0.5
                                                                                              ------------  ------------   -----
                                                                                                14,852,307    20,964,124     5.8
                ----------------------------------------------------------------------------------------------------------------
                Utilities--Water           86,200  Philadelphia Suburban Corporation             1,869,462     1,891,012     0.5
                ----------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the United States    101,941,306   135,091,099    37.0
================================================================================================================================
                                                   Total Investments in Common Stocks &
                                                   Warrants                                    226,257,073   362,493,908    99.2
================================================================================================================================

                                          Face
                                         Amount    Short-Term Securities
================================================================================================================================
                Commercial Paper*      $2,824,000  General Motors Acceptance Corp., 5.69%
                                                   due 3/02/1998                                 2,823,107     2,823,107     0.8
                ----------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term
                                                   Securities                                    2,823,107     2,823,107     0.8
================================================================================================================================
                Total Investments                                                             $229,080,180   365,317,015   100.0
                                                                                              ============
                Other Assets Less Liabilities                                                                    158,614     0.0
                                                                                                            ------------   -----
                Net Assets                                                                                  $365,475,629   100.0%
                                                                                                            ============   =====
================================================================================================================================
                Net Asset   Class A -- Based on net assets of $40,716,050 and 2,345,374 shares outstanding  $      17.36
                Value:                                                                                      ============
                            Class B -- Based on net assets of $311,469,539 and 18,005,938 shares
                                       outstanding                                                          $      17.30
                                                                                                            ============
                            Class C -- Based on net assets of $5,778,256 and 334,832 shares outstanding     $      17.26
                                                                                                            ============
                            Class D -- Based on net assets of $7,511,784 and 432,578 shares outstanding     $      17.37
                                                                                                            ============
================================================================================================================================

* Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)   American Depositary Receipts (ADR).


                                      8 & 9

                      Merrill Lynch Global Utility Fund, Inc., February 28, 1998

PORTFOLIO INFORMATION

Worldwide Investments as of February 28, 1998

Ten Largest Holdings                            Percent of
(Equity Investments)                            Net Assets

Telefonica de Espana, S.A. ...................     4.5%
The Australian Gas & Light Co., Ltd. .........     4.4
Generale des Eaux S.A. .......................     3.9
Telecom Italia S.p.A.
 (Registered Non-Convertible) ................     3.8
Telecom Italia Mobile S.p.A. .................     3.8
Iberdrola I, S.A. ............................     3.2
Portugal Telecom, S.A. (ADR) .................     3.0
Telecom Italia S.p.A. ........................     2.8
Vodafone Group PLC (ADR) .....................     2.4
Italgas Torino S.p.A. ........................     1.9

Additions (Equity Investments)

Enron Corporation
Nippon Telegraph and Telephone Corporation (NTT)
Philadelphia Suburban Corporation
TECO Energy, Inc.
Telstra Corporation Ltd.
Williams Companies, Inc. (The)

Deletions (Equity Investments)

Electricity Generating Company of Thailand (EGCOMP)
Lucent Technologies, Inc.

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Walter D. Rogers, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     10 & 11

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Utility Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #11693--2/98

[RECYCLE LOGO] Printed on post-consumer recycled paper